ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1. ORGANIZATION AND BASIS OF PRESENTATION

Organization

Vapor Corp. (the "Company") is the holding company for its wholly owned subsidiary Smoke Anywhere U.S.A., Inc. ("Smoke"). The Company designs, markets and distributes electronic cigarettes, vaporizers, e-liquids and accessories under the Fifty-One® (also known as Smoke 51), Krave®, VaporX®, Alternacig®, EZ Smoker®, Green Puffer®, Americig®, Fumaré™, Hookah Stix® and Smoke Star® brands. "Electronic cigarettes" or "e-cigarettes," designed to look like traditional cigarettes, are battery-powered products that enable users to inhale nicotine vapor without smoke, tar, ash, or carbon monoxide.

The Company was originally incorporated as Consolidated Mining International, Inc. in 1985 as a Nevada corporation, and the Company changed its name in 1987 to Miller Diversified Corporation whereupon the Company operated in the commercial cattle feeding business until October 31, 2003 when the Company sold substantially all of its assets and became a discontinued operation. On November 5, 2009, the Company acquired Smoke Anywhere USA, Inc., a distributor of electronic cigarettes, in a reverse triangular merger. As a result of the merger, Smoke Anywhere USA, Inc. became the sole operating business. On January 7, 2010, the Company changed its name to Vapor Corp.

Reincorporation

The Company reincorporated to the State of Delaware from the State of Nevada effective on December 31, 2013.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for financial information and with the rules and regulations of the U.S. Securities and Exchange Commission ("SEC").

Reverse Stock Split

Effective on December 27, 2013, the Company effected a reverse stock split of its common stock at a ratio of 1-for-5. No fractional shares of common stock were issued, and no cash or other consideration were paid as a result of the reverse stock split. Instead, the Company issued one whole share of post-reverse stock split common stock in lieu of each fractional share of common stock. As a result of the reverse stock split, the Company's share capital was reduced to 51,000,000 shares from 251,000,000 shares, of which 50,000,000 shares are common stock and 1,000,000 shares are "blank check" preferred stock.

The reverse stock split was effected in accordance with the Company's obligation to effect a reverse stock split of its shares of common stock not later than December 28, 2013, in connection with the Company's completion of a private placement of 3,333,338 shares of common stock at a per share price of $3.00 for gross proceeds of $10 million, which closed on October 29, 2013 (as described below under "Private Placement of Common Stock").

All references in these notes and in the related consolidated financial statements to number of shares, price per share and weighted average number of shares outstanding of common stock prior to the reverse stock split (including the share capital decrease) have been adjusted to reflect the reverse stock split (including the share capital decrease) on a retroactive basis, unless otherwise noted.